INCOME TAX (Schedule of Deferred Taxes Balance Sheet Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent Classification [Abstract]
Deferred income taxes included in long-term investments and other assets	$ 3,781	$ 4,174
Deferred income taxes included in long-term liabilities	(216)	(643)
Deferred income taxes, non-current	$ 3,565	$ 3,531